Supplemental Cash Flow Information	12 Months Ended
Apr. 30, 2025
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
21.
SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	April 30, 2025 $	April 30, 2024 $	April 30, 2023 $
Acquisition of building and equipment by lease	995	7,826	7,593
Settlement of convertible debentures	4,242	—	1,315

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2025 $
Deferred acquisition payments	#REF!	—	—	—	10	#REF!	#REF!
Convertible debentures	—	—	4,242	(4,242)	—	—	—
Leases	13,681	(1,577)	996	(99)	—	402	13,403
Total	#REF!	(1,577)	5,238	(4,341)	10	#REF!	#REF!

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2024 $
Deferred acquisition payments	649	(146)	—	(294)	19	#REF!	#REF!
Leases	7,267	(1,339)	7,593	—	—	160	13,681
Total	7,916	(1,485)	7,593	(294)	19	#REF!	#REF!

			Non-cash changes
(in thousands)	April 30, 2022 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2023 $
Deferred acquisition payments	1,237	(592)	—	—	27	(23)	649
Convertible debentures	1,312	—	—	(1,315)	3	—	—
Leases	1,455	(1,337)	7,593	—	—	(444)	7,267
Total	4,004	(1,929)	7,593	(1,315)	30	(467)	7,916